UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY               02/12/2009
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

028-05637                ADVISORY RESEARCH INC
028-10936                RIGEL CAPITAL, LLC
028-05670                WEDGE CAPITAL MANAGEMENT LLP
028-11173                Quantitative Management Associates LLC
028-01488                DELPHI MANAGEMENT INC
025-05358                LATEEF INVESTMENT MANAGEMENT, L.P.
028-11482                KNIGHTSBRIDGE ASSET MANAGEMENT, LLC
028-11954                CONTRAVISORY INVESTMENT MANAGEMENT, INC
028-11741                WestEnd Advisors, LLC
025-04207                DRIEHAUS CAPITAL MANAGEMENT LLC
028-04874                GARDNER LEWIS ASSET MANAGEMENT L P
028-01203                CS MCKEE LP
028-07406                MDT ADVISERS INC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:  $   187,624
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M COMPANY                     COM             88579Y101      296     5136   SH          Sole                   5136
ABBOTT LABS                    COM             002824100      587    11005   SH          Sole                  11005
AFFILIATED COMPUTER SERVICES,  COM             008190100      322     7000   SH          Sole                   7000
AMEREN CORPORATION             COM             023608102      523    15725   SH          Sole                  15725
AMGEN                          COM             031162100      531     9200   SH          Sole                   9200
ANADARKO PETE CORP             COM             032511107     1285    33340   SH          Sole                  33340
APACHE CORPORATION             COM             037411105      656     8801   SH          Sole                   8801
APPLE COMPUTER INC             COM             037833100     1000    11715   SH          Sole                  11715
AT&T INC                       COM             00206R102      942    33044   SH          Sole                  33044
AUTOMATIC DATA PROCESSING      COM             053015103      484    12300   SH          Sole                  12300
BANK OF NEW YORK MELLON CORP   COM             064058100     2137    75440   SH          Sole                  75440
BENIHANA INC                   COM             082047101       35    16737   SH          Sole                  16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108      809    34775   SH          Sole                  34775
CANTEL MEDICAL CORP            COM             138098108      438    29847   SH          Sole                  29847
CAPITAL ONE FINANCIAL CORPORAT COM             14040H105      378    11860   SH          Sole                  11860
CAPITAL SOUTHWEST CORP         COM             140501107      396     3662   SH          Sole                   3662
CISCO SYSTEMS                  COM             17275R102     2229   136775   SH          Sole                 136775
COCA-COLA                      COM             191216100      722    15959   SH          Sole                  15959
COLGATE PALMOLIVE CO           COM             194162103      661     9650   SH          Sole                   9650
COMCAST CORP NEW               COM             20030N200      223    13800   SH          Sole                  13800
COMMERCE BANCSHARES INC.       COM             200525103     1876    42677   SH          Sole                  42677
DEVON ENERGY CORPORATION       COM             25179M103      211     3206   SH          Sole                   3206
DOMINION RESOURCES INC. NEW    COM             25746U109     2580    71990   SH          Sole                  71990
DOW CHEMICAL CO.               COM             260543103      252    16675   SH          Sole                  16675
DU PONT ( E. I. ) DE NEMOURS & COM             263534109     1527    60350   SH          Sole                  60350
E M C CORP                     COM             268648102     1415   135121   SH          Sole                 135121
EMERSON ELECTRIC CO            COM             291011104     2516    68722   SH          Sole                  68722
EXXON MOBIL CORP               COM             30231G102     6987    87527   SH          Sole                  87527
FLUOR                          COM             343412102     1201    26775   SH          Sole                  26775
GENENTECH INC.                 COM             368710406     2409    29050   SH          Sole                  29050
GENERAL ELECTRIC CO            COM             369604103      767    47333   SH          Sole                  47333
GOLDMAN SACHS GROUP            COM             38141G104      309     3666   SH          Sole                   3666
GOOGLE INC CL A                COM             38259P508     4570    14855   SH          Sole                  14855
HOME DEPOT                     COM             437076102     1829    79432   SH          Sole                  79432
HOSPITALITY PROPERTIES TRUST   COM             44106M102      666    44775   SH          Sole                  44775
ILLINOIS TOOL WORKS INC.       COM             452308109      540    15400   SH          Sole                  15400
INTEL CORPORATION              COM             458140100     2230   152087   SH          Sole                 152087
INTERNATIONAL BUSINESS MACHINE COM             459200101     2023    24040   SH          Sole                  24040
ISHARES RUSSELL 1000 GROWTH    COM             464287614      256     6900   SH          Sole                   6900
ISHARES RUSSELL 2000 INDEX     COM             464287655      275     5575   SH          Sole                   5575
ISHARES RUSSELL 3000 INDEX     COM             464287689    16776   322620   SH          Sole                 322620
ISHARES S&P LATIN AMER 40 INDE COM             464287390     3044   119525   SH          Sole                 119525
ISHARES S&P MIDCAP             COM             464287507      845    15850   SH          Sole                  15850
ISHARES S&P SMALLCAP 600 INDEX COM             464287804      947    21540   SH          Sole                  21540
ISHARES TRMSCI EAFE INDEX      COM             464287465    13910   310077   SH          Sole                 310077
ITT CORPORATION                COM             450911102     1343    29200   SH          Sole                  29200
JOHN WAGNER & SONS INC         COM             47899H958        0    24515   SH          Sole                  24515
JOHNSON & JOHNSON              COM             478160104     3476    58103   SH          Sole                  58103
JPMORGAN CHASE & CO            COM             46625H100     2063    65417   SH          Sole                  65417
KINDER MORGAN ENERGY PARTNERS  COM             494550106      741    16200   SH          Sole                  16200
MEDTRONIC INC.                 COM             585055106     1613    51350   SH          Sole                  51350
MERCK & CO                     COM             589331107      825    27150   SH          Sole                  27150
MICROSOFT CORP                 COM             594918104     2481   127616   SH          Sole                 127616
MIDCAP SPDR TRUNIT SER 1       COM             595635103     6362    65475   SH          Sole                  65475
NIKE INC                       COM             654106103     1049    20565   SH          Sole                  20565
OCCIDENTAL PETROLEUM CORP      COM             674599105     2992    49875   SH          Sole                  49875
PARKER HANNIFIN CORP           COM             701094104     1703    40044   SH          Sole                  40044
PEABODY ENERGY CORP            COM             704549104      926    40725   SH          Sole                  40725
PEPSICO INC                    COM             713448108     2284    41694   SH          Sole                  41694
PFIZER INC                     COM             717081103     1011    57102   SH          Sole                  57102
PHILIP MORRIS INTERNATIONAL IN COM             718172109     1649    37905   SH          Sole                  37905
PLAINS ALL AMER PIPELINES LP   COM             726503105      371    10700   SH          Sole                  10700
POWERSHARES WATER RESOURCES    COM             73935x575     4645   322770   SH          Sole                 322770
POWERSHARES WILDERHILL CLEAN E COM             73935x500     3664   425011   SH          Sole                 425011
PROCTER & GAMBLE CO            COM             742718109     3323    53753   SH          Sole                  53753
ROYAL DUTCH SHELL PLC SPONS AD COM             780259206      241     4560   SH          Sole                   4560
RYDEX RUSSELL TOP 50 ETF       COM             78355w205     1112    15585   SH          Sole                  15585
S&P 500 SPDR                   COM             78462f103    18364   203501   SH          Sole                 203501
SCHLUMBERGER                   COM             806857108     1682    39747   SH          Sole                  39747
SEMPRA ENERGY                  COM             816851109      213     5000   SH          Sole                   5000
SPDR MSCI ACWI EX US ETF       COM             78463x848    13745   589425   SH          Sole                 589425
TARGET                         COM             87612E106      280     8100   SH          Sole                   8100
THE LACLEDE GROUP INC          COM             505597104      278     5934   SH          Sole                   5934
UNITED PARCEL SVC INCCL B      COM             911312106      485     8800   SH          Sole                   8800
UNITED STATES OIL FUND LP      COM             91232n108     7991   241425   SH          Sole                 241425
UNITED TECHNOLOGIES CORP       COM             913017109      606    11300   SH          Sole                  11300
US BANCORP DELCOM NEW          COM             902973304      431    17250   SH          Sole                  17250
VANGUARD EMERGING MARKET ETF   COM             922042858     2368   100475   SH          Sole                 100475
VANGUARD REIT ETF              COM             922908553      536    14700   SH          Sole                  14700
VANGUARD TOTL SM ETF           COM             922908769      791    17675   SH          Sole                  17675
VERIZON COMMUNICATIONS         COM             92343V104      233     6877   SH          Sole                   6877
WAL MART STORES                COM             931142103     3286    58615   SH          Sole                  58615
WALGREEN                       COM             931422109     1972    79919   SH          Sole                  79919
WELLS FARGO & CO               COM             949746101     2277    77228   SH          Sole                  77228
WINDSTREAM CORPORATION         COM             97381W104      473    51436   SH          Sole                  51436
ZIMMER HOLDINGS INC            COM             98956P102     1288    31865   SH          Sole                  31865
NESTLE S.A. ADR                ADR             641069406      454    11625   SH          Sole                  11625
VODAFONE GROUP PLC NEW         ADR             92857W209     1382    67625   SH          Sole                  67625